Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
(19)	Commitments and Contingencies

Government Audits

Federal government cost-reimbursement contract revenues and expenses in the unaudited condensed consolidated financial statements are subject to DCAA audit and possible adjustment. Alion is a major contractor and DCAA maintains an office on site to perform various audits throughout the year. The Company has settled indirect rates through 2005 based on completed DCAA audits. All subsequent years are open. We are disputing the government’s claim for penalties and interest for 2005. It is our position that the statute of limitations has expired on any government contractual claims, including any claims for penalties and interest, on our 2005 indirect rate proposal. Alion has recorded federal government contract revenue based on amounts it expects to realize upon final settlement.

Legal Proceedings

We are involved in routine legal proceedings occurring in the ordinary course of business that we believe are not material to our financial condition, operating results, or cash flows. As a government contractor, from time to time we may be subject to DCAA audits and federal government inquiries. The federal government may suspend or debar for a period of time any federal contractor it finds has violated the False Claims Act, and any contractor indicted or convicted of violations of other federal laws. The federal government could also impose fines or penalties.

Alion depends on federal government contracts; suspension or debarment could have a material, adverse effect on our business, financial condition, operating results, cash flows and our ability to meet our financial obligations. We are not aware of any such pending federal government claims or investigations.

(22) Commitments and Contingencies

Government Audits

Federal government cost-reimbursement contract revenues and expenses in the audited consolidated financial statements are subject to DCAA audit and possible adjustment. Alion is a major contractor and DCAA maintains an office on site to perform various audits throughout the year. The Company has settled indirect rates through 2005 based on completed DCAA audits. All subsequent years are open. Alion has recorded federal government contract revenue based on amounts it expects to realize upon final settlement.

Legal Proceedings

We are involved in routine legal proceedings occurring in the ordinary course of business that we believe are not material to our financial condition, operating results, or cash flows. As a government contractor, from time to time we may be subject to DCAA audits and federal government inquiries. The federal government may suspend or debar for a period of time any federal contractor it finds has violated the False Claims Act, and any contractor indicted or convicted of violations of other federal laws. The federal government could also impose fines or penalties.

Alion depends on federal government contracts; suspension or debarment could have a material, adverse effect on our business, financial condition, operating results, cash flows and our ability to meet our financial obligations. We are not aware of any such pending federal government claims or investigations.